Convertible Note Payable	12 Months Ended
Aug. 31, 2019
Convertible Note Payable [Abstract]
Convertible Note Payable [Text Block]

10. Convertible Note Payable

On November 30, 2018, the Company issued a convertible note payable in the amount of $500,000 to an entity managed by the Lind Partners ("Lind") (the "Note"). The Note has a term of two years with a maturity date of November 30, 2020 and accrued an interest amount of $100,000 on the date of issuance, resulting in the Note to bear a face value of $600,000 at issuance.

Lind is entitled to convert any outstanding amount of the face value of the Note into common shares commencing on May 26, 2019 at a conversion price equal to the higher of (a) 80% of the five day trailing value weighted average price ("VWAP") of the common shares prior to the date of conversion, and (b) the five day trailing VWAP of the shares prior to the date of conversion, less the maximum discount allowable in accordance with TSX rules (the "Conversion Feature"). The Company has floor price protection such that if any conversion results in an effective conversion price of less than $0.05 per share, then the Company has the right to instead repay the amount that was subject to that conversion for a 5% premium. The Company also has the right to repurchase the Note at the outstanding face value at any time (the "Buyback Option").

In conjunction with the issuance of the Note, Lind received a commitment fee of $15,000 and 4,575,000 common share purchase warrants. Each warrant entitles the holder to purchase one common share of the Company at a price of $0.07 per common share until November 30, 2021.

The Note is a hybrid instrument that contains multiple embedded derivatives including the Conversion Feature and Buyback Option.

The economic characteristics and risks of the Conversion Feature are different from that of the host contract (the "Note") in that it allows Lind to convert the Note (a debt instrument) into the Company's common shares (an equity instrument) at a price per share equal to the higher of (a) 80% of the five day trailing VWAP of the shares prior to the date of conversion, and (b) the five day trailing VWAP of the shares prior to the date of conversion, less the maximum discount allowable in accordance with TSX rules, thus the Conversion Option can be measured separately from the Note. In addition, the number of common shares to be issued upon conversion is variable and does not meet the "a fixed amount of cash for a fixed number of equity instruments" requirement to be classified as an equity instrument. As such, the Company had designated the entire hybrid contract (the Note and all of the embedded derivatives) as a financial liability at FVTPL and are re-measured at each financial statement reporting date, with the resulting change in value being recorded as increase or decrease in fair value of convertible note payable in the consolidated statement of comprehensive loss.

As the Company has the Buyback Option to repurchase the Note at the outstanding face value, the total fair value of the Note is therefore equal the face value, and is $600,000 at issuance.

The exercise price of the warrant is subject to adjustment from time to time in the event of certain common share rights offering, such that the exercise of the warrants do not result in a fixed number of common shares being issued for a fixed amount of cash. As a result, the warrants had been classified as a financial liability at FVTPL and re-measured at each financial statement reporting date using the Black-Scholes pricing model, with the resulting change in value being recorded as increase or decrease in fair value of derivative liabilities in the consolidated statement of comprehensive loss.

The fair value of the warrants was estimated at $44,199 at issuance, and this amount was allocated to the warrant component of this private placement. The fair value of the warrants was estimated using the Black-Scholes pricing model, with the following assumptions: expected dividend yield of Nil; risk free interest rate of 2.18%; expected life of 3.0 years; and expected volatility of 35%.

The fair values of the Note and the warrants at issuance totaled $644,199 and the excess of this amount over the gross proceeds ($500,000) of $144,199 had been recorded as a financing transaction cost in the Statement of Comprehensive Loss.

A summary of the changes in the convertible note payable amount is set out below:

Balance - August 31, 2017 and 2018	$-
Issued	500,000
Interest	100,000
Converted to common shares	(425,000)

Balalnce - August 31, 2019	$175,000

The number of common shares to be issued would be 4,861,111 if the entire Note had been converted into common shares based on the closing price of the Company's common shares on the TSX of $0.045 on August 31, 2019.